Note 11 - (Loss) Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	2020	2021	2022
Income:
Net (loss) / income	(5,877,861)	31,153,821	33,542,671
Dividends to Series B preferred shares	(1,573,874)	(1,085,902)	-
Preferred deemed dividend	-	(665,287)	-
Net (loss) / income attributable to common shareholders	(7,451,735)	29,402,632	33,542,671
Weighted average common shares – outstanding, basic	2,275,062	2,528,507	2,876,320
Basic (loss) / earnings per share	(3.28)	11.63	11.66

Effect of dilutive securities:
Dilutive effect of non-vested shares	-	20,443	13,671
Weighted average common shares – outstanding, diluted	2,275,062	2,548,950	2,889,991
Diluted (loss) / earnings per share	(3.28)	11.54	11.61